		--------------------------
		PLAN INVESTMENT FUND, INC.

		     Annual Report
		   December 31, 1995






				     ADMINISTRATOR:
				     [LOGO]

	       PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER

			    February 9, 1996

On behalf of the Board of Trustees I am pleased to submit the 1995 Annual Report for Plan Investment Fund. This past year was a welcome reprieve from the dismal bond market returns of 1994. The Federal Reserve Board's shift to a more accommodative monetary policy sparked a strong bond market rally throughout the year.

With typical maturity ranges of one day (Government/REPO Portfolio), 20 to 60 days (Money Market Portfolio) and 6 to 12 months (Short-Term Portfolio), the three portfolios that make up Plan Investment Fund cover the full spectrum of the short-term yield curve. Each of these portfolios is managed under investment guidelines that stress high quality and preservation of principal. Another key element of the management of these portfolios is their low expense ratios. As indicated in the accompanying table of comparative performance, these low expenses helped all three portfolios produce competitive net investment returns in 1995.

The total assets of Plan Investment Fund at the end of 1995 were approximately $768 million, considerably higher than the $555 million balance at the end of 1994. This growth was to a large extent due to a regulatory exemption granted to Plan Investment Fund that allows Plans to classify the Government/REPO Portfolio and the Money Market Portfolio as cash equivalents on their annual blanks. Average asset levels, which we believe are a better measure of the fund's success, also grew significantly.
Average  assets  increased  over $50  million  in  1995  to  $733 million.

We were particularly pleased with the growth of the Government/REPO Portfolio. This portfolio, which typically has an average maturity of one business day, invests exclusively in U.S. Treasury and government agency obligations and repurchase agreements collateralized by these obligations. The portfolio commenced operations on June 1, 1995 and by the end of the year had grown to $119 million. We are encouraging all Plan Investment Fund investors to add the Government/REPO Portfolio as an investment option for their accounts.

This past year was a very positive one for Plan Investment Fund and we are looking forward to yet another year of providing investment services to the members of the Blue Cross and Blue
Shield system of independent Plans.

			    Sincerely,

			    /S/ PHIL
				----
			    Philip A. Goss
			    President and Chief Executive Officer

--------------------------------------------------------------------------
COMPARATIVE PERFORMANCE:  ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------

Periods Ended                   Three        One         Five        From
December 31, 1995               Months       Year       Years      Inception
				------       ----       -----       -----
PIF Government/REPO Portfolio    5.99%        -           -         5.99%
Donoghues Inst. Money Market Av  5.60%        -           -         5.65%
Repurchase Agreements            6.01%        -           -         6.05%

PIF Money Market Portfolio       5.85%       5.97%      4.62%       6.65%
Donoghues Inst. Money Market Av  5.60%       5.69%      4.42%       6.44%
Repurchase Agreements            6.01%       6.04%      4.60%       6.63%

PIF Short-Term Portfolio         6.31%       6.92%      5.21%       6.28%
6  Month  Treasury  Bill         5.72%       5.98%      4.75%       5.97%
1 - 3  Year  Treasury  Note     10.47%      11.00%      6.93%       8.14%

* Inception dates
6/01/95 :  Government/REPO Port    3/11/87 :  Money Market Portfolio, Short

--------------------------------------------------------------------------
PORTFOLIO  CHARACTERISTICS
--------------------------------------------------------------------------

						       Closing      Closing
			       Average     Closing     Average      Average
Portfolio/Month                 Yield       Price      Maturity     Quality
				-----       -----       ------      -------
Government/REPO Portfolio
   October                      5.75%       $1.00       1 Day        A1+
   November                     5.81%       $1.00       1 Day        A1+
   December                     5.75%       $1.00       2 Days       A1+

Money Market Portfolio
   October                      5.70%       $1.00      44 Days       A1+
   November                     5.65%       $1.00      45 Days       A1+
   December                     5.62%       $1.00      34 Days       A1+

Short-Term Portfolio
   October                      6.09%      $  9.98      9.2 Mos.     AA+
   November                     6.01%      $  9.99     10.7 Mos.     AA+
   December                     5.90%       $10.00      9.4 Mos.     AA+


REPORT  FROM  THE  MONEY  MARKET  AND  GOVERNMENT/REPO  PORTFOLIO
ADVISOR

The past year began with rising short-term interest rates and a financial crisis in Mexico. It ended with falling short-term interest rates and a financial crisis in Washington, DC. And yet, in between these troubling opening and closing acts the economy and the financial markets enjoyed remarkable success; an economic soft landing engineered by Chairman Greenspan and the Federal Reserve, even better than forecast news on inflation, a steep recovery for bonds and a stock market that catapulted through 5000 on the Dow. All this despite obstacles such as Orange County's bankruptcy, two Federal government shut-downs and a stalemate in the political debate over a balanced budget.

Fourth quarter economic activity showed signs of a sharp slowdown to a pace of approximately 1-1/2%. Gross Domestic Product (GDP) was hurt during the quarter by the prolonged strike at Boeing and lower federal spending. Consumers, too, pulled in their reigns as job insecurity and burgeoning debt levels dampened holiday sales. The Federal Reserve took note of these signs, as well as the very good news on inflation and lowered short-term interest rates on December 19 to 5 1/2%. This marked their second easing of monetary policy in 1995 and returned the Federal funds target rate to the same level at which it began the year. The market also looked forward to the Federal Open Market Committee meeting in January 1996, with widespread sentiment that further easing was in store. In fact, the slope of the yield curve has indicated market anticipation of Fed easing for the past several months. Long-term rates declined approximately 200 basis points in 1995, bringing the 30-year Treasury bond yield down to 6%. With Federal funds at 5 3/4% for the most of the last two quarters, one end of the curve had to move. The market's belief was that short rates would decline. In the less than one year area of the curve, in which the Money Market Portfolio and the Government/REPO Portfolio operate, sentiment for easing was even stronger. Here, the yield curve was actually inverted with three and six-month yields below overnight rates by as much as fifty basis points.

As the new year begins an agreement on a balanced budget is crucial. Sentiment has propelled stock and bond prices to new highs and anything less than an accord would probably trigger a significant retracement. It is also likely that when the President and Congress do agree, the Federal Reserve will "reward" the two parties with another cut in the Federal funds rate.

The bias towards lower short-term interest rates during the last half of the year led to a gradual extension of the Money Market Portfolio's maturities. The Portfolio's average weighted maturity was lengthened from the 20-30 day range of a year ago to a 40-day target. A high percentage of the Portfolio was maintained in repurchase agreements and other 1-7 day investments to provide liquidity. These very short maturities benefited the portfolio's yield, as there was an inverted yield curve for much of the period. For the year the Money Market Portfolio produced a return of 5.97% versus a 5.69% average for the Institutions-Only Funds in the IBC/Donoghue's Money Market Fund universe. Portfolio credit quality was also emphasized during the year. All the Portfolio's commercial paper investments were "First Tier" securities, with ratings in the highest category, and all repurchase agreements were collateralized by U.S. Government securities.

The Government/REPO Portfolio was managed to produce a yield comparable to one day repurchase agreements. As such, investments were limited to overnight transactions and the portfolio's average maturity was maintained at one day. Given the frequently inverted slope of the yield curve, the portfolio's performance was very competitive. Since its inception on June 1, 1995 the Government/REPO Portfolio produced an annualized total return of 5.99% versus 5.65% for the Donoghue's Institutions-Only universe.

Thomas H. Nevin, President and Chief Investment Officer
PNC Institutional Management Corporation

REPORT FROM THE SHORT-TERM PORTFOLIO ADVISOR

Following  a  historic  year  in  1994,  during  which   we   saw
unprecedented upheaval and losses in the bond market, no one expected that 1995 would be another historic year. So much for the consensus. The bond market rally that began in early 1995 and continues to this date resulted in interest rates dropping over 200 basis points across most maturities and total returns exceeding 30% in some sectors, rivaling equities for the best performing asset class.

From a torrid pace in the second half of 1994, the economy slowed substantially during the first half of 1995 as the Fed's tight monetary policy kicked in with its usual lag. Like most market participants, we entered 1995 on a cautious note, not anticipating the power of the bond market rally that was to come. With the economy showing signs of faltering and leading indicators for inflation retreating, we became more constructive on interest rates and started to extend the average maturity of the portfolio. In response to the declining inflation and economic trends, the Fed lowered short-term interest rates in July and December in an effort to achieve the elusive "soft landing" for the economy. This helped spur the bond market rally on. As the rally became more entrenched, we took our cues from the market and continued to extend portfolio maturity. The portfolio's average maturity at the end of 1995 was almost 10 months as compared to a 4 month average at the start of the year.

Throughout 1995 we utilized our strong sector expertise to maintain a well diversified, high quality portfolio that minimized credit risk while achieving significant incremental yield compared to a portfolio of similar maturity U.S. Treasuries. Our successful sector strategies and maturity management resulted in the portfolio's performance far exceeding its benchmarks and rivaling returns of longer maturity indices. This was accomplished while maintaining a conservative risk profile aimed at preserving the portfolio's principal value.

As 1995 ended, stalled budget negotiations, dismal weather and even more dismal holiday sales seemed to be telling us that 1996 would not be as friendly to the markets as the year just ended. However, with the stock market reaching new highs nearly every day in January and the Fed lowering interest rates once again, prospects for a good year seem to be improving. Continuation of favorable inflation trends, a balance budget accord and moderate economic growth now appear to have a good chance of coming to fruition. All this would be a wonderful environment for the equity and bond markets. We would caution against expecting performance like 1995 for 1996; however, we must acknowledge that this caution once again reflects the consensus. We may be writing to you again next year saying once again, "So much for the consensus!"

[EDGAR REFERENCE - PERFORMANCE LINE CHART PIF SHORT-TERM PORTFOLIO AND SIX MONTH TREASURY BILL]

				       Annualized Total Return
				       -----------------------
				   1 Year     5 Years    Inception
				   ------     -------    ---------
Short-Term Portfolio                6.92%      5.21%       6.28%

Theresa A. Havell
Director, Fixed Income Group
Neuberger & Berman

			      Statement of Net Assets

			     GOVERNMENT/REPO PORTFOLIO

			       December 31, 1995

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
-------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS             35.3%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  Discount Note
    5.70% (1/02/96)                                     $42,000     $41,993,350
    (Cost $41,993,350)                                               ----------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                     65.1%
-------------------------------------------------------------------------------
Aubrey G. Lanston & Co., Inc.
   5.80% (1/02/96)
   (Collateralized by $3,445,000 U.S.
   Treasury Note, 5.875%; due 8/15/98;
   market value $3,572,534)                               3,500       3,500,000

Daiwa Securities America, Inc.
   5.50% (1/02/96)
   (Collateralized by $5,095,000 U.S.
   Treasury Note, 4.25%; due 5/15/96;
   market value $5,103,661)                               5,000       5,000,000

Donaldson, Lufkin & Jenrette Securities Corp.
   5.85% (1/02/96)
   (Collateralized by $27,452,000 U.S.
   Treasury Bill, 5.182%; due 8/22/96;
   market value $26,570,790)                             26,032      26,032,000

Goldman Sachs & Co., Inc.
   5.65% (1/02/96)
   (Collateralized by $5,170,000 Federal Home Loan
   Bank Discount Note, 5.86%; due 1/22/96;
   market value $5,150,147)                               5,000       5,000,000

Lehman Government Securities Inc.
   5.60% (1/02/96)
   (Collateralized by $4,885,000 U.S.
   Treasury Note, 6.125%; due 09/30/00;
   market value $5,104,972)                               5,000       5,000,000

Morgan Stanley & Co.
   5.96% (1/02/96)
   (Collateralized by $15,668,000 U.S.
   Treasury Bond, 11.25%; due 2/15/15;
   market value $25,644,448)                             25,000      25,000,000

Nikko Securities Co., International
   5.875% (1/02/96)
   (Collateralized by $2,993,000 U.S.
   Treasury Note, 5.75%; due 9/30/97;
   market value $3,063,335)                               3,000       3,000,000

			      Statement of Net Assets

			     GOVERNMENT/REPO PORTFOLIO

					PERCENTAGE
					    OF           PAR
					NET ASSETS      (000)         VALUE
					----------      -----         -----
Swiss Bank Corp.
   5.75% (1/02/96)
   (Collateralized by $3,120,000 U.S.
   Treasury Bond, 11.25%; due 2/15/15;
   market value $5,119,265)                             $5,000    $  5,000,000
								    ----------
   TOTAL REPURCHASE AGREEMENTS                                      77,532,000
   (Cost $77,532,000)                                               ----------

TOTAL INVESTMENTS IN SECURITIES......      100.4%                  119,525,350
  (Cost $119,525,350*)

LIABILITIES IN EXCESS OF OTHER ASSETS.      (0.4%)                 (   445,752)
					   ------                  -----------

NET ASSETS (Applicable to 119,079,598
PCs outstanding)                           100.0%                 $119,079,598
					   ======                  ===========
NET ASSET VALUE, offering and
redemption price per PC
($119,079,598 / 119,079,598 PCs)                                         $1.00

* Aggregate cost for Federal tax purposes.


	       See accompanying notes to financial statements.

			      Statement of Net Assets

			       MONEY MARKET PORTFOLIO

				 December 31, 1995

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
-------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS              4.3%
-------------------------------------------------------------------------------
Student Loan Marketing Association
 Variable Rate Note
   5.20% (1/02/96)                                      $25,000    $25,000,000
   (Cost $25,000,000)                                               ----------

------------------------------------------------------------------------------
BANKERS' ACCEPTANCES                       3.1%
------------------------------------------------------------------------------
Bank of New York
   5.58% (3/08/96)                                       10,000      9,896,150

Citibank, N.A.
   5.70% (3/07/96)                                        7,600      7,520,580

Republic National Bank, New York
   5.53% (3/11/96)                                        1,000        989,247
								    ----------
TOTAL BANKERS' ACCEPTANCES                                          18,405,977
(Cost $18,405,977)                                                  ----------

-------------------------------------------------------------------------------
COMMERCIAL PAPER                          43.4%
-------------------------------------------------------------------------------
AGRICULTURAL SERVICES...........           1.7%
  Golden Peanut Co.
     5.62%-5.66% (2/13/96-3/18/96)                       10,150     10,045,086
								    ----------
BANKS............................          1.7%
  National City Corp.
     5.67% (2/15/96)                                     10,000      9,929,125
								    ----------
BOOKS PUBLISHING & PRINTING......          1.7%
  McGraw-Hill, Inc.
     5.50% (4/22/96)                                     10,000      9,828,889
								    ----------
CHEMICALS AND ALLIED PRODUCTS....          2.3%
  Bayer Corp.
     5.85% (1/02/96)                                     13,600     13,597,790
								    ----------
FINANCE LESSORS..................          2.4%
  General Electric Capital Corp.
     5.59% (2/28/96)                                     14,000     13,873,914
								    ----------
INDUSTRIAL INORGANIC CHEMICAL....          0.3%
  Air Products & Chemicals Inc.
     5.90% (1/16/96)                                      2,000      1,995,083
								    ----------

			      Statement of Net Assets

			       MONEY MARKET PORTFOLIO

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
MISCELLANEOUS BUSINESS CREDIT......        4.1%
  Deere (John) Capital Corp.
     5.65% (2/09/96)                                    $15,000    $14,908,188
  National Rural Utilities Cooperative
  Finance Corp.
     5.60% (3/15/96)                                      9,300      9,192,947
								    ----------
								    24,101,135
								    ----------
MOTOR VEHICLES.....................        2.7%
  Daimler-Benz North America Corp.
     5.58% (3/15/96)                                     15,800     15,618,774
								    ----------
MOTORS & GENERATORS................        0.8%
  Emerson Electric Co
     5.85% (1/03/96)                                      5,000      4,998,375
								    ----------
NATURAL GAS DISTRIBUTION...........        1.5%
  Michigan Consolidated Gas Co.
     5.66% (2/26/96)                                      8,600      8,524,282
								    ----------
PERSONAL CREDIT INSTITUTIONS.......        1.7%
  Associates Corp. of North America
     5.69% (2/28/96)                                     10,000      9,908,328
								    ----------
PETROLEUM REFINING.................        4.3%
  Koch Industries, Inc.
     5.95% (1/02/96)                                     25,000     24,995,868
								    ----------
PHARMACEUTICAL PREPARATIONS........        2.9%
  Sandoz Corp.
     5.70% (2/26/96)                                     15,000     14,867,000
  Warner Lambert Co.
     5.40% (5/20/96)                                      2,000      1,958,000
								    ----------
								    16,825,000
								    ----------
SECURITY BROKERS & DEALERS.........        1.4%
  Dun & Bradstreet Corp.
     6.10% (1/10/96)                                      8,000      7,987,800
								    ----------
SERVICES - EQUIPMENT RENTING & LEASING..   3.9%
  International Lease and Finance Corp.
     5.36%-5.95% (1/26/96-6/04/96)                       23,175     22,795,054
								    ----------
SHORT-TERM BUSINESS CREDIT .........       6.6%
  American Express Credit Corp.
     5.55%-5.64% (3/11/96-3/29/96)                       25,000     24,698,461
  Asset Securitization Cooperative Corp.
     5.70% (2/20/96)                                      2,125      2,108,177
  Corporate Asset Funding, Inc.
     5.57% (3/12/96)                                      7,100      7,022,005
  Transamerica Finance Corp.
     5.55% (2/15/96)                                      5,000      4,965,313
								    ----------
								    38,793,956
								    ----------

			      Statement of Net Assets

			       MONEY MARKET PORTFOLIO

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
TELEPHONE COMMUNICATIONS......             3.4%
  AT & T Corp.
     5.44%-5.63% (2/20/96-5/30/96)                      $20,000   $ 19,695,139
								   -----------
     TOTAL COMMERCIAL PAPER                                        253,513,598
     (Cost $253,513,598)                                           -----------

-------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                     0.8%
-------------------------------------------------------------------------------

Merrill Lynch & Co.
   6.05% (8/19/96)                                        5,000      5,000,000
   (Cost $5,000,000)                                               -----------

-------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                 23.3%
-------------------------------------------------------------------------------

BANKS..........................            7.7%
  First Union National Bank
   of North Carolina
     5.50% (1/02/96)                                     25,000     25,000,000
  Huntington National Bank of Ohio
     5.69% (1/02/96)                                     20,000     19,999,782
								   -----------
								    44,999,782
								   -----------
SECURITY BROKERS & DEALERS......          15.6%
  Bear Stearns & Co. Inc.
     5.925% (2/16/96)                                    31,000     31,000,000
  Goldman Sachs Group, L.P.
     6.0625% (2/06/96)                                   25,000     25,000,000
  Merrill Lynch & Co. Inc.
     5.68%-5.74% (1/02/96)                               25,000     24,999,289
  Morgan Stanley Group Inc.
     6.0296% (1/03/96)                                   10,000     10,000,000
								   -----------
								    90,999,289
								   -----------
     TOTAL VARIABLE RATE OBLIGATIONS                               135,999,071
     (Cost $135,999,071)                                           -----------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                     25.7%
-------------------------------------------------------------------------------

  Aubrey G. Lanston & Co., Inc.
     5.80% (1/02/96)
     (Collateralized by $29,530,000 U.S.
     Treasury Note, 5.875%; due 08/15/98;
     market value $30,623,200)                           30,000     30,000,000

  Donaldson, Lufkin & Jenrette Securities Corp.
     5.85% (1/02/96)
     (Collateralized by $32,013,000 U.S.
     Treasury Bill, 5.21%; due 11/14/96;
     market value $30,620,434)                           30,000     30,000,000

			      Statement of Net Assets

			       MONEY MARKET PORTFOLIO

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
  Lehman Government Securities Inc.
     5.85% (1/02/96)
     (Collateralized by $14,415,000 U.S.
     Treasury Note, 6.375%; due 1/15/99
     and $11,190,000 U.S. Treasury Bond,
     8.750%; due 8/15/20; market value
     $30,625,839)                                       $30,000   $ 30,000,000

  Morgan Stanley & Co., Inc.
     5.96% (1/02/96)
     (Collateralized by $30,545,000 U.S.
     Treasury Note, 4.00%; due 1/31/96;
     market value $31,017,969)                           30,400     30,400,000

  Nikko Securities Co., International
     5.875% (1/02/96)
     (Collateralized by $29,930,000 U.S.
     Treasury Note, 5.75%; due 09/30/97;
     market value $30,621,383)                           30,000     30,000,000
								   -----------
     TOTAL REPURCHASE AGREEMENTS                                   150,400,000
     (Cost $150,400,000)                                           -----------


TOTAL INVESTMENTS IN SECURITIES...         100.6%                  588,318,646
(Cost $588,318,646*)

LIABILITIES IN EXCESS OF OTHER ASSETS.      (0.6%)                 ( 3,342,550)
					   ------                 ------------

NET ASSETS (Applicable to 584,976,096
PCs outstanding)                           100.0%                 $584,976,096
					   ======                  ===========
NET ASSET VALUE, offering and
redemption price per PC
($584,976,096 / 584,976,096 PCs)                                        $1.00
									=====

* Aggregate cost for Federal tax purposes.


	      See accompanying notes to financial statements.

			      Statement of Net Assets

			       SHORT-TERM PORTFOLIO

				December 31, 1995

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                 10.8%
-------------------------------------------------------------------------------

  U.S. Treasury Notes
    5.50%-7.50% (1/31/97-11/15/98)                       $6,820    $ 6,925,038
    (Cost $6,823,688)                                               ----------

-------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS             35.5%
-------------------------------------------------------------------------------

  Federal Farm Credit Bank
    Discount Note
      5.45% (1/16/96)                                        25         24,943
								    ----------

  Federal Home Loan Mortgage Corporation
    Note
      7.555% (2/10/97)                                    1,000      1,023,120
    Mortgage Pass-Throughs
      6.00%-6.50% (10/21/97-12/01/00)                     8,617      8,674,018
    Collateralized Mortgage Obligations
      6.35%-6.50% (1/15/96-2/15/96)                       1,496      1,495,878
								    ----------
								    11,193,016
								    ----------

  Federal National Mortgage Association
    Note
      7.50% (2/12/97)                                     7,000      7,016,380
    Discount Note
      5.65% (1/09/96)                                        75         74,906
								    ----------
								     7,091,286
								    ----------

  Student Loan Marketing Association
    Variable Rate Note
      6.08% (7/01/96)                                     4,000      4,014,000
								    ----------

  U.S. Department of Veterans Affairs
    Vendee Mortgage Trust 1992-2
      6.50% (11/27/98)                                      329        328,055
								    ----------
      TOTAL GOVERNMENT AGENCY OBLIGATIONS
      Cost $22,540,216)                                             22,651,300
								    ----------
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES                    5.9%
-------------------------------------------------------------------------------

  Caterpillar Financial Asset Trust 1995-A
       6.10% (9/07/96)                                    1,600      1,606,000

  Ford Motor Credit Trust 95-A
       5.90% (3/31/97)                                      832        834,873

  General Motors Acceptance Corp.
    Grantor Trust Series 1992D
       5.55% (2/29/96)                                      816        816,510

  Midlantic Grantor Trust Series 1992-1
       4.30% (1/31/96)                                      531        529,474
								    ----------
       TOTAL ASSET BACKED SECURITIES                                 3,786,857
       (Cost $3,772,189)                                            ----------

			      Statement of Net Assets

				SHORT-TERM PORTFOLIO

					PERCENTAGE
					    OF            PAR
					NET ASSETS       (000)        VALUE
					----------       -----        -----
-------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT                     7.9%
-------------------------------------------------------------------------------

FCC Bank
    6.35% (4/24/96)                                      $5,000    $ 5,017,500
    (Cost $4,998,393)                                               ----------

-------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                    22.2%
-------------------------------------------------------------------------------

 Dean Witter, Discover and Companies
     6.00% (3/01/98)                                      2,000      2,017,500

 Smith Barney Holdings, Inc.
     7.40% (11/17/96)                                     4,000      4,062,000

 Trust Company Bank of Georgia
     6.50% (3/21/96)                                      5,000      5,017,500

 Xerox Credit Corp.
     6.25% (1/15/96)                                      3,115      3,115,343
								    ----------
     TOTAL FIXED RATE OBLIGATIONS                                   14,212,343
     (Cost $14,155,965)                                             ----------

-------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                 16.5%
-------------------------------------------------------------------------------

  Dean Witter, Discover and Companies
      6.0596% (1/16/96)                                   3,600      3,586,464

  Ford Motor Credit Corp.
      5.51%-6.1562% (1/02/96-2/05/96)                     4,000      3,998,260

  Toyota Motor Credit Corp.
      5.33% (1/02/96)                                     3,000      2,983,860
								    ----------
      TOTAL VARIABLE RATE OBLIGATIONS                               10,568,584
      (Cost $10,599,813)                                            ----------


TOTAL INVESTMENTS IN SECURITIES.......    98.8%                     63,161,622
(Cost $62,890,264*)

OTHER ASSETS IN EXCESS OF LIABILITIES.     1.2%                        760,718
					 ------                     ----------

NET ASSETS (Applicable to 6,391,373
PCs outstanding)                         100.0%                    $63,922,340
					 ======                     ==========

NET ASSET VALUE, offering and redemption
price per PC ($63,922,340 / 6,391,373 PCs)                              $10.00
									======

* Aggregate cost for Federal tax purposes.
  The Aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
  $313,832; excess of tax cost over value
  $42,474.

			See accompanying notes to financial statements.

			      Statements of Operations

			    Year Ended December 31, 1995

				Government/REPO   Money Market     Short-Term
				   Portfolio*       Portfolio       Portfolio
				---------------   ------------     ----------
INTEREST INCOME                    $1,738,297      $36,606,286     $6,255,073
				    ---------       ----------      ---------
EXPENSES
   Investment advisory fee             59,087          999,983        244,217
   Administration fee                  14,772          302,146         49,629
   Custodian                            9,715           70,436         12,412
   Transfer Agent                         135           36,500          1,500
   Insurance                            1,509           31,116          5,158
   Audit                                1,541           30,582          5,029
   Legal                                  374           15,738          2,727
   Trustee Expenses                       507           10,303          1,704
   Professional Services                  142            7,886            477
   Printing                               284            5,780            986
   Service Agent                            0                0        100,000
   Miscellaneous                           41              821            135
   Fees waived                        (58,563)         (41,901)      (126,203)
				    ---------       ----------      ---------
   Total expenses                      29,544        1,469,390        297,771
				    ---------       ----------      ---------

NET INVESTMENT INCOME               1,708,753       35,136,896      5,957,302

NET REALIZED GAIN ON
   SECURITIES SOLD                          0                0         35,953
UNREALIZED APPRECIATION
   OF SECURITIES                            0                0        700,727
				    ---------       ----------      ---------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS        $1,708,753      $35,136,896     $6,693,982
				    =========       ==========      =========

*From June 1, 1995 commencement of operations.

		See accompanying notes to financial statements.

			      Statements of Changes in Net Assets

				   Government/REPO PORTFOLIO

						   Period Ended
						December 31, 1995*
						------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                          $  1,708,753
     Net increase in net assets
     resulting from operations                       1,708,753
						   -----------
DIVIDENDS TO PARTICIPATION CERTIFICATE HOLDERS:

   From net investment income
      $.034 per PC                                  (1,708,753)
						   -----------
CAPITAL TRANSACTIONS:

   Proceeds from sale of 314,747,906 PCs            314,747,906

   Value of 815,927 PCs
       issued in reinvestment of dividends              815,927

   Cost of 196,484,235 PCs repurchased             (196,484,235)
						    -----------
   Increase in net assets derived
       from capital transactions                    119,079,598
						    -----------
   Total increase in net assets                     119,079,598

NET ASSETS:

   Beginning of period                                        0
						    -----------
   End of period                                   $119,079,598
						    ===========

   *From June 1, 1995 commencement of operations.


	    See accompanying notes to financial statements.

			      Statements of Changes in Net Assets

				    MONEY MARKET PORTFOLIO

					    Year Ended           Year Ended
					December 31, 1995    December 31, 1994
					-----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                    $ 35,136,896         $ 21,875,541
  Net realized gain (loss)
      on securities sold                              0                    0
  Net increase in net assets                -----------          -----------
      resulting from operations              35,136,896           21,875,541
					    -----------          -----------
DIVIDENDS TO PARTICIPATION
  CERTIFICATE HOLDERS:

  From net investment income
      $.058 and $.041 per PC                (35,136,896)         (21,875,541)
					    -----------          -----------

CAPITAL TRANSACTIONS:

  Proceeds from sale of 6,644,511,740
      and 6,086,561,540 PCs               6,644,511,740        6,086,561,540

  Value of 17,729,871 and 11,028,155
      PCs issued in reinvestment
      of dividends                           17,729,871           11,028,155

  Cost of 6,528,632,149 and
      6,121,061,465 PCs repurchased      (6,528,632,149)      (6,121,061,465)
					 --------------       --------------
  Increase (decrease) in net assets
      derived from capital transactions     133,609,462          (23,471,770)
					    -----------          -----------
  Total increase (decrease) in
      net assets                            133,609,462          (23,471,770)

NET ASSETS:

  Beginning of period                       451,366,634           474,838,404
					    -----------           -----------
  End of period                            $584,976,096          $451,366,634
					    ===========           ===========

		 See accompanying notes to financial statements.

			      Statements of Changes in Net Assets

				    SHORT-TERM PORTFOLIO

					    Year Ended           Year Ended
					December 31, 1995    December 31, 1994
					-----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

  Net investment income                    $  5,957,302         $  6,618,510
  Net realized gain (loss)
     on securities sold                          35,953             (907,947)
  Unrealized appreciation (depreciation)
     of securities                              700,727             (701,778)
  Net increase in net assets                -----------          -----------
     resulting from operations                6,693,982            5,008,785
					    -----------          -----------
DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

  From net investment income
     $.599 and $.440 per PC                  (5,957,302)          (6,618,510)
					    -----------           ----------
CAPITAL TRANSACTIONS:

  Proceeds from sale of 2,359,181
     and 9,713,036 PCs                       23,445,783           96,971,954

  Value of 411,083 and 491,088 PCs
     issued in reinvestment of dividends      4,098,549            4,901,395

  Cost of 6,773,259 and 18,429,870
     PCs repurchased                        (67,598,372)        (183,832,374)
					    -----------          -----------
  Increase (decrease) in net assets
     derived from capital transactions      (40,054,040)         (81,959,025)
					    -----------          -----------
  Total increase (decrease) in net assets   (39,317,360)         (83,568,750)

NET ASSETS:

  Beginning of period                       103,239,700           186,808,450
					    -----------           -----------
  End of period                            $ 63,922,340          $103,239,700
					    ===========           ===========

		 See accompanying notes to financial statements.

			     FINANCIAL HIGHLIGHTS

			  GOVERNMENT/REPO PORTFOLIO

For a Participation Certificate (PC) Outstanding Throughout the Period

					    6/1/95(1)
					     through
					    12/31/95
					    --------
Net Asset Value, Beginning of Period         $1.00
					      ----

Income From Investment Operations:
---------------------------------
Net Investment Income                         .034
Net Realized Gain (Loss) on Investments          0
					      ----
Total From Investment Operations              .034
					      ----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income                      (.034)
Distributions to PC holders from
  Net Capital Gains                              0
					      ----
Total Distributions                          (.034)
					      ----
Net Asset Value, End of Period               $1.00
					      ====
Total Return(1) (3)                          5.99%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)           $119,080
Ratio of Expenses to Average
  Net Assets(2) (3)                           .10%
Ratio of Net Investment Income
  to Average Net Assets(3)                   5.78%

--------------------------

(1) From June 1, 1995 commencement of operations
(2) Without the waiver of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .30%.
(3) Annualized

			     FINANCIAL HIGHLIGHTS

			    MONEY MARKET PORTFOLIO

    For a Participation Certificate (PC) Outstanding Throughout the Period

				 Year      Year      Year      Year      Year
				 Ended     Ended     Ended     Ended     Ended
			       12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
			       --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period            $1.00     $1.00     $1.00     $1.00     $1.00
				  ----      ----      ----      ----      ----

Income From Investment Operations:
---------------------------------
Net Investment Income             .058      .041      .030      .037      .060
Net Realized Gain (Loss)
  on Investments                     0         0         0         0         0
				  ----      ----      ----      ----      ----
Total From Investment Operations  .058      .041      .030      .037      .060
				  ----      ----      ----      ----      ----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income          (.058)    (.041)    (.030)    (.037)    (.060)
Distributions to PC holders
  from Net Capital Gains             0         0         0         0         0
				  ----      ----      ----      ----      ----
Total Distributions              (.058)    (.041)    (.030)    (.037)    (.060)
				  ----      ----      ----      ----      ----
Net Asset Value, End of Period   $1.00     $1.00     $1.00     $1.00     $1.00
				  ====      ====      ====      ====      ====
Total Return                     5.97%     4.21%     3.07%     3.73%     6.16%

Ratios/Supplemental Data:
------------------------
Net Assets, End
  of Period (000)             $584,976  $451,367  $474,838  $390,581  $642,583
Ratio of Expenses to
  Average Net Assets(1)           .24%      .26%      .24%      .23%      .25%
Ratio of Net Investment
  Income to Average Net Assets   5.82%     4.15%     3.02%     3.68%     5.97%
-------------------------------

(1) Without the waiver of advisory and administration fees (see note C), the ratios of expenses to average daily net assets would have been .25% and .24% for the fiscal periods ended December 31, 1995 and December 31, 1992, respectively.

			     FINANCIAL HIGHLIGHTS

			     SHORT-TERM PORTFOLIO

    For a Participation Certificate (PC) Outstanding Throughout the Period

				 Year      Year      Year      Year      Year
				 Ended     Ended     Ended     Ended     Ended
			       12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
			       --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period            $ 9.93    $10.03    $10.05    $10.09    $9.96
				  -----     -----     -----     -----     ----
Income From Investment Operations:
---------------------------------
Net Investment Income              .599      .440      .377      .443     .637
Net Realized and Unrealized
  Gain (Loss) on Investments       .070     (.100)    (.009)    (.034)    .130
				  -----     -----     -----     -----    -----
Total From Investment Operations   .669      .340      .368      .409     .767
				  -----     -----     -----     -----    -----
Less Distributions:
------------------
Dividends to PC holders from
  Net Investment Income           (.599)    (.440)    (.377)    (.443)   (.637)
Distributions to PC holders
  from Net Capital Gains              0         0     (.011)    (.006)       0
				  -----     -----     -----     -----    -----
Total Distributions               (.599)    (.440)    (.388)    (.449)   (.637)
				  -----     -----     -----     -----    -----

Net Asset Value, End of Period   $10.00    $ 9.93    $10.03    $10.05   $10.09
				  =====     =====     =====     =====    =====

Total Return                      6.92%     3.46%     3.72%     4.13%    7.95%

Ratios/Supplemental Data:
------------------------
Net Assets, End
  of Period (000)               $63,922  $103,240  $186,808  $195,579  $94,050
Ratio of Expenses to
  Average Net Assets(1)            .30%      .30%      .30%      .30%     .30%
Ratio of Net Investment
  Income to Average Net Assets    6.00%     4.29%     3.74%     4.29%    6.22%
Portfolio Turnover Rate(2)        64.8%     47.6%     34.1%     37.6%    63.8%
------------------------------

(1) Without the waiver of advisory, service agent and administration fees (see note C), the ratios of expenses to average daily net assets would have been .43%, .37%, .32%, .37% and .56% respectively, for the fiscal periods ended December 31, 1995, 1994, 1993, 1992 and 1991.
(2) Excludes security purchases with a maturity of less than one year.

			      Notes to Financial Statements


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B. Significant accounting policies relating to the Fund are as follows:

Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Short-Term Portfolio will, subject to the use of offsetting capital loss carry-forwards, distribute net realized short- and long-term capital gains, if any, once each year.

Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 1995, the Short-Term Portfolio had capital loss carry-forwards amounting to $871,994 that expire in 2002. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 1995 and the maturity shown is the date of the next interest readjustment.

Management Estimates - The preparation of financial statements requires the use of management estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

Government/REPO Portfolio and Money Market Portfolio - PNC Institutional Management Corporation ("PIMC"), an indirectly wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay PIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

Short-Term Portfolio - Neuberger & Berman ("N&B"), a New York limited partnership, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, PIMC serves as the Short-Term Portfolio service agent. PNC Bank, PIMC and PFPC receive fees from the Fund for serving in these capacities.

PIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1995 by the Money Market Portfolio and the Short-Term Portfolio, respectively, to the extent necessary to reduce the ordinary operating expenses of both Portfolios individually so that they do not exceed
0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, N&B waived $107,922 of such fees for the period ended December 31, 1995. PIMC voluntarily waived $11,270 of service agent fees and CSC voluntarily waived $7,011 of administrator fees payable by the Short-Term Portfolio during this period. In addition, PIMC voluntarily waived $31,425 and $54,651 of advisory fees and CSC voluntarily waived $10,476 and $3,912 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D. At December 31, 1995, net assets consisted of:

				   Government/REPO   Money Market   Short-Term
				      Portfolio        Portfolio     Portfolio
				     ------------    -----------    ----------
   Capital paid in.................  $119,079,598   $584,976,096   $64,522,976
   Accumulated realized gain (loss)
     on security transactions......        -              -           (871,994)
   Net unrealized appreciation of
     investments...................        -              -            271,358
				      -----------    -----------    ----------
				     $119,079,598   $584,976,096   $63,922,340
				      ===========    ===========    ==========

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $70,674,862 and $38,057,773 respectively, and purchases and sales of U.S. Government securities were $42,352,577 and $22,829,444 respectively, for the period ended December 31, 1995.

		       Report of Independent Accountants

To the Participation Certificate Holders and
Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of net assets of the Money Market Portfolio, Short-Term Portfolio and Government/REPO Portfolio of Plan Investment Fund, Inc. (the "Fund") as of December 31, 1995, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or period then ended, and the financial highlights for each of the five years or period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical inspection and confirmation of investments held by the custodian and others as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Plan Investment Fund, Inc. as of December 31, 1995, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or period then ended, and the financial highlights for each of the five years or period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, PA
January 26, 1996

-----------------------------------------------------------

		  PLAN INVESTMENT FUND, INC.

			676 N. St. Clair
		    Chicago, Illionois 60611
			 (312) 440-6372


			   Trustees
			   --------

Albert F. Antonini                    Ralph S. Rhoades
President and                         Vice Chairman and
   Chief Executive Officer               Chief Executive Officer
Blue Cross and Blue Shield            Blue Cross and Blue Shield
   of Central new York                   of Oklahoma

Philip A. Goss                        Donald P. Sacco
President and                         President
   Chief Executive Officer            Pierce County Medical
Plan Investment Fund, Inc.
Health Plans Capital                  Thomas J. Ward
   Services Corp.                     President and
					 Chief Executive Officer
Steven L. Hooker                      Blue Cross of Northeastern
Senior Vice President, Finance           Pennsylvania
Blue Cross and Blue Shield
   of Oregon                          Sherman M. Wolff
				      Senior Vice President, Finance
William M. Lowry                         and Sales
President and                         Blue Cross and Blue Shield
   Chief Executive Officer               of Illinois
Blue Cross of Western
   Pennsylvania

David M. Murdoch
Executive Vice President
Blue Cross and Blue Shield
   Association

		      INVESTMENT ADVISORS
		      -------------------

GOVERNMENT/REPO PORTFOLIO             SHORT-TERM PORTFOLIO
and MONEY MARKET PORTFOLIO            --------------------
--------------------------            Neuberger & Berman
PNC Institutional Management          New York, New York
   Corporation
Wilmington, Delaware

		       EDGAR Appendix

This appendix describes components of the printed version of this report that do not translate into a format acceptable to the EDGAR system.

The cover of the printed version of this report includes a logo of the administrator of Plan Investment Fund, Inc., Health Plans Capital Services Corp. The logo includes the full legal name and address of the administrator and abbreviated initials of the administrator, "CSC", enclosed in a box beneath a line bar.

A header featuring the Plan Investment Fund, Inc. logo appears at the top of pages 6, 8, 10, 12, 14, 16, 18 and 20. The logo includes the abbreviated initials of Plan Investment Fund, Inc., "PIF", enclosed in a box beneath a line bar.

A performance line chart which depicts the growth of a $10,000 investment in the Short-Term Portfolio and the six month U.S. Treasury Bill since the portfolio's inception, March 11, 1987, appears in the lower left quarter of page 5 of the report. The following table depicts the substance of the chart and provides the following plots.

			Growth of $10,000 Investment
			Since March 11, 1987 Inception

			 Short-Term         Six Month U.S.
			 Portfolio          Treasury Bill
			 ----------         --------------
  3/87                    $10,000            $10,000
 12/87                     10,413             10,501
 12/88                     11,158             11,238
 12/89                     12,209             12,224
 12/90                     13,271             13,216
 12/91                     14,326             14,035
 12/92                     14,909             14,597
 12/93                     15,463             15,071
 12/94                     15,999             15,727
 12/95                     17,106             16,667

			  Past Performance is Not
		     Predictive of Future Performance